FINANCIAL STATEMENT EFFECTS OF RATE REGULATION (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Canadian Mainline	Dec. 31, 2013 Southern Lights	Dec. 31, 2013 Enbridge Gas Distribution	Dec. 31, 2012 Enbridge Gas Distribution	Dec. 31, 2011 Enbridge Gas New Brunswick
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
Term of CLT			10 years
Regulatory assets		0
Term of calculation on a revenue per customer basis, with the OEB					5 years
Percent of return allowed to earn and fully retain over the base return					1.00%
After-tax ROE (as a percent)				10.00%	8.90%	8.40%
Percentage of debt				70.00%
Percentage of equity				30.00%	36.00%	36.00%
Amount of OPEB costs permitted to be recovered as per the rate order received from the OEB					89
Amount of OPEB costs after tax, permitted to be recovered as per the rate order received from the OEB					63
Term for collection of OPEB costs in rates commencing from 2014					20 years
Deferred regulatory asset written off							180
Regulatory asset written off with respect to capitalized operating costs							103
Amount of income tax recovery of regulatory asset written off with respect to capitalized operating costs							21
Amount written off, net of tax, presented as an extraordinary loss	262						262